Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Income Taxes
The Company recognizes the impact of an uncertain income tax position on its income tax return at the largest amount that is “more likely than not” to be sustained upon audit by the relevant taxing authority. An uncertain tax position will not be recognized if it has less than a 50% likelihood of being sustained.
The following is a summary of the changes in the amount of unrecognized tax benefits (in thousands):

	Year Ended December 31,
	2015	2014
Unrecognized tax benefits at the beginning of the period	$673	$—
Increase related to prior periods	—	673
Unrecognized tax benefits	$673	$673

At December 31, 2015, there were no unrecognized tax benefits presented as a component of long-term liabilities in the accompanying consolidated balance sheet. At December 31, 2015, there was $0.7 million presented as a reduction of the related deferred tax asset for which there is full valuation allowance, of which $0.5 million will affect the effective tax rate if recognized. However, the portion that would be recognized as an increase to deferred tax assets may result in a corresponding increase in the valuation allowance at the time of recognition resulting in no net effect to the effective tax rate, depending upon the Company’s assessment of the likelihood of realization of the tax benefits at the time they are recognized.
The Company believes it is reasonably possible that, within the next 12 months, the amount of unrecognized tax benefits may remain unchanged. The Company recognizes interest and penalties related to unrecognized tax benefits in its provision for income taxes. The Company had no material accrual for interest and penalties on its consolidated balance sheets at December 31, 2015 and 2014, and recognized no interest and/or penalties in the consolidated statements of operations for the years ended December 31, 2015 and 2014.
The components of loss before income taxes were as follows (in thousands):

	Year Ended December 31,
	2015	2014
Domestic	$(8,549)	$(11,038)
Foreign	(40,044)	(1,642)
Total	$(48,593)	$(12,680)

The provision for income taxes includes the following (in thousands):

	Year Ended December 31,
	2015	2014
Current:
Federal	$—	$—
State	—	—
Foreign	266	45
Total current	266	45
Deferred:
Federal	—	—
Foreign	(1,632)	(3)
Total deferred	(1,632)	(3)
Provision for income taxes	$(1,366)	$42

A reconciliation of income taxes computed by applying the federal statutory income tax rate of 26.5% to loss before income taxes to the total income tax (benefit) provision reported in the accompanying consolidated statements of operations is as follows (in thousands):

	Year Ended December 31,
	2015	2014
Income tax at statutory rate	$(12,877)	$(3,360)
Foreign rate differential	(2,038)	(354)
Increase in valuation allowance	12,689	2,952
Share-based compensation expense	1,567	812
Other differences	(707)	(8)
(Benefit from) provision for income taxes	$(1,366)	$42

Deferred income taxes reflect the net effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities are shown below. A full valuation allowance has been recorded, as realization of such assets is uncertain. Deferred income taxes are comprised as follows (in thousands):

	December 31,
	2015	2014
Deferred tax assets:
Net operating loss carryforward:	$82,636	$71,146
Intangible assets	1,198	(609)
Tax credits	3,380	3,377
Inventory	2,344	3,130
Share-based compensation	852	1,347
Warranty and extended warranty	1,924	1,058
Other	1,182	1,377
Deferred tax asset, gross	93,516	80,826
Valuation allowance for deferred tax assets	(93,516)	(80,826)
	—	—
Deferred tax liabilities	(2,755)	(4,387)
Net deferred tax liabilities	$(2,755)	$(4,387)

At December 31, 2015, the Company had Canadian net operating loss carryforwards of $12.7 million. These carryforwards will begin expiring in 2031, unless previously utilized.
At December 31, 2015, the Company had U.S. federal and state net operating loss carryforwards of $198.5 million and $118.0 million, respectively. These amounts include share-based compensation deductions of $1.0 million that will be recorded to contributed capital when realized. The remaining federal net operating loss will begin expiring in 2022 unless previously utilized. State net operating loss carryforwards began expiring in 2016 unless previously utilized.
The Company’s ability to use its U.S. federal and state net operating loss and research and development credit carryforwards may be substantially limited due to ownership change limitations that may have occurred or that could occur in the future, as required by Section 382 of the Internal Revenue Code of 1986, as amended, as well as similar state provisions. The Company has not completed a study to assess whether an ownership change has occurred or whether there have been multiple ownership changes since the Company became a “loss corporation” under the definition of Section 382. Due to the existence of the valuation allowance, it is not expected that any possible limitation will have an impact on the results of operations or financial position of the Company.
At December 31, 2015, the Company had federal and California research and development tax credit carryforwards totaling $1.2 million and $3.4 million, respectively. The California research credit may be carried forward indefinitely. The federal research credit will begin expiring in 2024 unless previously utilized. In addition, the Company has foreign tax credit totaling $0.3 million, which began expiring in 2016 unless previously utilized. The Company has federal alternative minimum tax credit carryforwards totaling $0.2 million which can be carried forward indefinitely.